PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Projected Benefit Obligations (Details) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 29, 2018 USD ($)	Dec. 28, 2019 USD ($)	Dec. 29, 2018 USD ($) item
ADPP
Change in projected benefit obligations
Settlements	$ (152.0)	$ (749.0)
U.S.
Change in projected benefit obligations
Projected benefit obligations at beginning of year		868.5	$ 1,082.1
Interest cost		9.0	34.5
Actuarial (gain) loss		(27.1)	(13.2)
Benefits paid		(20.7)	(61.8)
Settlements		(754.0)	(173.1)
Projected benefit obligations at end of year	868.5	75.7	868.5
Accumulated benefit obligations at end of year	868.5	75.7	$ 868.5
U.S. | ADPP
Change in projected benefit obligations
Number of nonqualified benefit plans | item			2
International
Change in projected benefit obligations
Projected benefit obligations at beginning of year		755.8	$ 836.7
Service cost		15.6	19.2
Interest cost		14.8	15.7
Participant contribution		4.1	3.8
Amendments		1.8
Actuarial (gain) loss		56.8	(58.8)
Benefits paid		(21.3)	(22.3)
Settlements		(4.5)	(9.5)
Foreign currency translation		(11.4)	(29.0)
Projected benefit obligations at end of year	755.8	811.7	755.8
Accumulated benefit obligations at end of year	$ 696.7	$ 754.0	$ 696.7